Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions
3. Acquisitions
2021 Acquisitions
The Company acquired two businesses during the three months ended March 31, 2021, which were two sales agencies. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities assumed based upon their respective fair values. Assets acquired and liabilities assumed in the business combination were recorded on the Company’s financial statements as of the acquisition date based upon the estimated fair value at such date. The excess of the purchase consideration over the estimated fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The allocation of the excess purchase price was based upon preliminary estimates and assumptions and is subject to revision when the Company receives final information. Accordingly, the measurement period for such purchase price allocations will end when the information, or the facts and circumstances, becomes available, but will not exceed twelve months. The results of operations of each acquired business has been included in the Condensed Consolidated Statements of Comprehensive Loss since its respective date of acquisition.
The aggregate purchase price for the acquisitions referenced above was $18.2 million, which includes $14.0 million paid in cash, $2.7 million recorded as contingent consideration liabilities, and $1.4 million recorded as holdback amounts. Contingent consideration payments are determined based on future financial performance and payment obligations (as defined in the applicable purchase agreement) and recorded at fair value. The maximum potential payment outcome related to the acquisitions is $7.0 million. Holdback amounts are used to withhold a portion of the initial purchase price payment until certain post-closing conditions are satisfied and are typically settled within 18 months of the acquisition. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $4.5 million is deductible for tax purposes.
The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the three months ended March 31, 2021, as of the applicable acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$14,034
Holdbacks	1,443
Fair value of contingent consideration	2,692

Total consideration	$18,169

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$2,998
Property and equipment	87
Identifiable intangible assets	9,103

Total assets	12,188

Liabilities
Total liabilities	3,678
Redeemable noncontrolling interest	1,804

Total identifiable net assets	6,706

Goodwill arising from acquisitions	$11,463

The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The preliminary fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$8,102	8 years
Trade Names	1,001	5 years

Total identifiable intangible assets	$9,103

The operating results of the businesses acquired during the three months ended March 31, 2021 contributed total revenues of $4.7 million in the three months ended March 31, 2021. The Company has determined that the presentation of net income from the date of acquisition is impracticable due to the integration of the operations upon acquisition.
During the three months ended March 31, 2021, the Company incurred $0.2 million in transaction costs related to the acquisitions described above. These costs have been included in “Selling, general, and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Loss.
Supplemental Pro Forma Information
Supplemental information on a pro forma basis, presented as if the acquisitions executed during the period from January 1, 2021 to May 17, 2021 and for the year ended December 31, 2020, had been consummated as of the beginning of the comparative prior period, is as follows:

	Three Months Ended March 31,
(in thousands, except per share data)	2021	2020
Total revenues	$792,444	$881,119
Net income (loss) attributable to stockholders of Advantage Solutions Inc.	$(300)	$(21,804)
Basic and diluted net income (loss) per common share	$(0.00)	$(0.10)
The unaudited pro forma supplemental information is based on estimates and assumptions which the Company believes are reasonable and reflects the pro forma impact of additional amortization related to the fair value of acquired intangible assets, the pro forma impact of acquisition costs which consisted of legal, advisory and due diligence fees and expenses, and the pro forma tax effect of the pro forma adjustments for the three months ended March 31, 2021 and 2020. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been consummated during the periods for which pro forma information is presented.

2. Acquisitions
2020 Acquisitions
The Company acquired five businesses during the year ended December 31, 2020, of which three were sales agencies and two marketing agencies in the United States. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities assumed based upon their respective fair values. Assets acquired and liabilities assumed in the business combination were recorded on the Company’s financial statements as of the acquisition date based upon the estimated fair value at such date. The excess of the purchase consideration over the estimated fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The allocation of the excess purchase price was based upon preliminary estimates and assumptions and is subject to revision when the Company receives final information. Accordingly, the measurement period for such purchase price allocations will end when the information, or the facts and circumstances, becomes available, but will not exceed twelve months. The results of operations of the business acquired by the Company have been included in the Consolidated Statements of Operations and Comprehensive Loss since the date of acquisition.
The aggregate purchase price for the acquisitions referenced above was $88.1 million, which includes $68.0 million paid in cash, $14.8 million recorded as contingent consideration liabilities, and $5.3 million recorded as holdback amounts. Contingent consideration payments are determined based on future financial performance and payment obligations (as defined in the applicable purchase agreement) and recorded at fair value. The maximum potential payment outcome related to the acquisitions is $53.0 million. Holdback amounts are used to withhold a portion of the initial purchase price payment until certain post-closing conditions are satisfied and are typically settled within 24 months of the acquisition. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $26.7 million is deductible for tax purposes.
The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2020, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$68,057
Holdbacks	5,260
Fair value of contingent consideration	14,766

Total consideration	$88,083

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$3,542
Other assets	2,936
Property and equipment	321
Identifiable intangible assets	42,460

Total assets	49,259

Liabilities
Total liabilities	4,569

Total identifiable net assets	44,690

Goodwill arising from acquisitions	$43,393

Purchase price allocations are considered preliminary and subject to adjustment during the measurement period, which is up to one year from the acquisition date.
The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The preliminary fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$42,460	6 years

The operating results of the businesses acquired during the year ended December 31, 2020 contributed total revenues of $64.3 million in the year ended December 31, 2020. The Company has determined that the presentation of net income or loss from the date of acquisition is impracticable due to the integration of the operations upon acquisition.
During the year ended December 31, 2020, the Company incurred $0.2 million in transaction costs related to the acquisitions described above. These costs have been included in “Selling, general, and administrative expenses” in the Consolidated Statement of Operations and Comprehensive Loss.
2019 Acquisitions
The Company acquired four businesses during fiscal year 2019, of which two were marketing agencies in the United States and two were sales agencies in the Europe. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities assumed based upon their respective fair values. Assets acquired and liabilities assumed in the business combination were recorded on the Company’s financial statements as of the acquisition date based upon the estimated fair value at such date. The excess of the purchase consideration over the estimated fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The allocation of the excess purchase price was based upon estimates and assumptions. The results of operations of the businesses acquired by the Company have been included in the Company’s consolidated financial statements since the date of the consummation of the acquisition.
The aggregate purchase price for the acquisitions was $14.0 million, which includes $10.6 million paid in cash, $2.5 million recorded as contingent consideration liabilities, and $0.9 million recorded as holdback amounts. Contingent consideration payments are determined based on future financial performance and payment obligations (as defined in the applicable purchase agreement) and recorded at fair value. The maximum potential payment outcome related to the acquisitions referenced above is $10.7 million. Holdback amounts are used to withhold a portion of the initial purchase price payment until certain post-closing conditions are satisfied and are typically settled within 24 months of the acquisition. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $0.3 million is deductible for tax purposes.
The fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2019, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$10,582
Holdbacks	915
Fair value of contingent consideration	2,519

Total consideration	$14,016

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$6,853
Other assets	1,390
Identifiable intangible assets	10,400

Total assets	18,643

(in thousands)
Liabilities
Accounts payable	2,138
Accrued compensation and benefits	2,478
Deferred revenue	1,258
Long-term debt	1,009
Deferred income tax liabilities	2,334
Noncontrolling interest and other liabilities	2,761
Total liabilities and noncontrolling interest	11,978

Total identifiable net assets	6,665

Goodwill arising from acquisitions	$7,351

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$7,562	10 years
Trade names	2,838	5 years

Total identifiable intangible assets	$10,400

The operating results of the businesses acquired during the year ended December 31, 2019 contributed total revenues of $17.3 million to the Company in such period. The Company has determined that the presentation of net income from the date of the respective acquisitions is impracticable due to the integration of the operations upon acquisition.
During the year ended December 31, 2019, the Company incurred $0.4 million in transaction costs related to the acquisitions described above. These costs have been included in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss.
2018 Acquisitions
The Company acquired nine businesses during fiscal year 2018, of which four were sales agencies and five were marketing agencies in the United States. This included the acquisition of Take 5 in April 2018, which is discussed further in Note 1, Organization and Significant Accounting Policies. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities assumed based upon their respective fair values. Assets acquired and liabilities assumed in the business combination were recorded on the Company’s financial statements as of the acquisition date based upon the estimated fair value at such date. The excess of the purchase consideration over the estimated fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. Excluding Take 5, the results of operations of the businesses acquired by the Company have been included in the Company’s consolidated financial statements since the date of the consummation of the acquisition.
The aggregate purchase price for the acquisitions, excluding Take 5, was $129.8 million, which includes $109.8 million paid in cash, $18.7 million recorded as contingent consideration liabilities, and $1.4 million recorded as holdback amounts. A $79.2 million loss on Take 5 was recognized in the Company’s Statement of Comprehensive Loss for the year ended December 31, 2018, which represents $76.2 million paid in cash for Take 5 and $3.0 million of acquired liabilities remaining. The maximum potential payment outcome related to the acquisitions referenced above is $127.0 million. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $45.1 million is deductible for tax purposes.
The operating results of the businesses acquired during the year ended December 31, 2018 contributed total revenues of $29.6 million to the Company in such period.
During the year ended December 31, 2018, the Company incurred $2.1 million in transaction costs related to the acquisitions described above. These costs have been included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive Loss.
Supplemental Pro Forma Information
Supplemental information on a pro forma basis, presented as if the acquisitions executed during the period from January 1, 2018 to March 16, 2021 had been consummated as of the beginning of the comparative prior period, is as follows:

	Twelve Months Ended December 31,
	2020	2019	2018
(in thousands, except per share data)
Total revenues	$3,181,224	$3,869,643	$3,772,569
Net loss attributable to stockholders of Advantage Solutions Inc.	$(169,507)	$(12,696)	$(1,152,738)
Basic and diluted earnings per share	$(0.76)	$(0.06)	$(5.66)
The unaudited pro forma supplemental information is based on estimates and assumptions which the Company believes are reasonable and reflects the pro forma impact of additional amortization related to the fair value of acquired intangible assets, the pro forma impact of acquisition costs which consisted of legal, advisory and due diligence fees and expenses, and the pro forma tax effect of the pro forma adjustments for the years ended December 31, 2020, 2019, and 2018. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been consummated during the periods for which pro forma information is presented.